Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2022 CHF (SFr)	Jun. 01, 2021
Significant accounting policies (Details) [Line Items]
Number of operating segments	1
Share capital percentage				100.00%
Purchase price description	(i) 38,219 non-registered common shares of the Company, par value CHF 0.20 per share, calculated based on a value of $2,500,000 divided by the average closing price of the Common Shares on the 15 trading days preceding the closing date (the “Reference Price”, which amounted to $65.40 per Common Share); (ii) contingent on the occurrence of positive results from a subsequent post-closing scientific study led by Trasir (“Positive Results”), $1,500,000 of common shares of the Company to be calculated based on the average closing price of the common shares on the 15 trading days preceding the occurrence of Positive Results; and (iii) $210,000 for expenses incurred by certain selling Trasir shareholders paid in $180,000 in cash and 459 non-registered common shares based on the Reference Price.
Minimum royalty term	12 years
Aggregate amount | $	$ 4,375,000
License agreement description	The acquisition of Trasir was treated as an asset acquisition because substantially all the fair value is concentrated in a single identifiable asset, the License Agreement with WU. The acquisition of the license is settled to a large extent in exchange for a variable number of the Company’s publicly listed shares. IFRS 2 “Share-based payments” was applied. With regards to the contingent part of the purchase price as mentioned under (ii) above, a downward adjustment of CHF 269,700 to the estimated fair value was made to reflect the possibility of not meeting the condition of Positive Results. As of December 31, 2021 and December 31, 2022, the total carrying amount of the license acquired amounted to CHF 3,893,681, including directly attributable transaction costs of CHF 198,246.
Leases amount | SFr			SFr 5,000
Granted share option percentage	50.00%
Granted term	2 years
Research and development expenditures percentage	48.50%
License [member]
Significant accounting policies (Details) [Line Items]
Estimated useful life		10 years
Board of Directors [Member]
Significant accounting policies (Details) [Line Items]
Granted term	1 year
Equity Incentive Plan [Member]
Significant accounting policies (Details) [Line Items]
Granted term	3 years
Remaining granted percentage	50.00%